Related Party Transactions - Additional Information (Details) - EUR (€) € in Thousands			3 Months Ended			12 Months Ended
	May 30, 2025	Oct. 10, 2023	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2025	Sep. 30, 2024
Disclosure of transactions between related parties [line items]
Non-employee director cash compensation per year			€ 300		€ 300
Right of use Assets			190,953			€ 179,762
Ordinary Shares
Disclosure of transactions between related parties [line items]
Shares repurchased of ordinary shares	3,927,344	5,648,465					3,927,344
Shares repurchased amount of ordinary shares						176,400
Ockenfels
Disclosure of transactions between related parties [line items]
Lease liability			2,700			900
Right of use Assets			700			800
Outstanding payables			1,800			1,800
Outstanding receivables			9,800			9,800
Restricted Share Units
Disclosure of transactions between related parties [line items]
Expenses recognized during period			100		100
Other related parties [member]
Disclosure of transactions between related parties [line items]
Lease liability			900			800
Right of use Assets			900			700
TRA liability			361,300			€ 356,800
Director compensation			100		100
Other related parties [member] | Maximum
Disclosure of transactions between related parties [line items]
Marketing expenses			100		100
Consulting fees and cost reimbursements			100		100
Sales			100		€ 100
Value Retail Limited affiliated entities [Member]
Disclosure of transactions between related parties [line items]
Lease payments				€ 100
Lease liability			6,900
Right of use Assets			€ 6,800